Closure and Rehabilitation Provisions (Schedule of Estimates Used in Closure and Rehabilitation Provisions) (Details) - Provision for decommissioning, restoration and rehabilitation costs [member]
$ in Thousands
12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of other provisions [line items]
Undiscounted estimated cash flow	$ 17,907
Caylloma M&I Property [member]
Disclosure of other provisions [line items]
Undiscounted estimated cash flow	$ 11,263
Estimated life of mine (years)	10 years
Discount rate	4.37%
Inflation rate	2.00%
Caylloma M&I Property [member] | Bottom of range [member]
Disclosure of other provisions [line items]
Anticipated settlement date	2022
Caylloma M&I Property [member] | Top of range [member]
Disclosure of other provisions [line items]
Anticipated settlement date	2027
San Jose M&I Property [member]
Disclosure of other provisions [line items]
Undiscounted estimated cash flow	$ 4,991
Estimated life of mine (years)	6 years
Discount rate	8.62%
Inflation rate	3.72%
San Jose M&I Property [member] | Bottom of range [member]
Disclosure of other provisions [line items]
Anticipated settlement date	2025
San Jose M&I Property [member] | Top of range [member]
Disclosure of other provisions [line items]
Anticipated settlement date	2037
Lindero Project [member]
Disclosure of other provisions [line items]
Undiscounted estimated cash flow	$ 1,653
Estimated life of mine (years)	14 years
Discount rate	2.87%
Inflation rate	2.20%
Lindero Project [member] | Bottom of range [member]
Disclosure of other provisions [line items]
Anticipated settlement date	2029
Lindero Project [member] | Top of range [member]
Disclosure of other provisions [line items]
Anticipated settlement date	2042